Significant Accounting Policies - Additional Information (Details) £ in Thousands		12 Months Ended
	Jan. 01, 2019 GBP (£)	Dec. 31, 2018 GBP (£) Segment	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents		£ 76,972	£ 86,703	£ 19,990	£ 14,112
Number of operating segment | Segment		1
Cash at banks maturity period		Less than three months
Certificates of deposits maturity period		Greater than three months but less than one year
Adoption of IFRS 16 | Increase (decrease) due to application of IFRS
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Increase (decrease) in total assets due to adoption of accounting new standard	£ 600
Increase (decrease) in total liabilities due to adoption of accounting new standard	£ 600
Maximum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Income tax credit, cash rebate percentage		33.35%
Patents
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Patent life		20 years